RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Disclosure of transactions between related parties
Equity Accounted Investees

($ millions)	2022	2021
For the years ended December 31:
Services provided(1)	269	162
Services received	26	31
Interest income	—	15
As at December 31:
Advances to related parties(2)	22	8
Trade receivables and other	42	7
Trade payables and other(3)	150	27
(1)    Services provided by Pembina include payments made by Pembina on behalf of related parties.
(2)    During the year ended December 31, 2022, Fort Corp. repaid advances of $5 million (2021: $5 million). During the year ended December 31, 2022, Pembina reversed U.S. $14 million of previous impairments on its advances to Ruby (see Note 10 for further information). During the year ended December 31, 2021, Pembina advanced U.S. $10 million and recognized an impairment of U.S. $10 million on its advances to Ruby.
(3)    As at December 31, 2022, trade payables and other includes U.S. $102 million related to the Ruby Settlement Agreement with Ruby. See Note 10 for further information.

($ millions)		Transaction Value Years Ended December 31
Post-employment benefit plan	Transaction	2022	2021
Defined benefit plan	Funding	15	23

Disclosure of key management personnel compensation
Key management personnel compensation comprised:

For the years ended December 31
($ millions)	2022	2021
Short-term employee benefits	12	9
Share-based compensation and other(1)	34	53
Total compensation of key management	46	62
(1)    Includes termination benefits.